Accounts Receivable, Net	6 Months Ended
Jun. 30, 2024
Accounts Receivables Net [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

As of June 30, 2024 and December 31, 2023, accounts receivable consisted of the following:

	June 30, 2024	December 31, 2023
Accounts receivable	$80,624	$81,990
Less: allowance for expected credit losses	(806)	(820)
Accounts receivables, net	$79,818	$81,170

For the six months ended June 30, 2024 and 2023, the movement of allowance for expected credit losses is as the following:

	June 30, 2024	June 30, 2023
Opening balance	$820	$1,006
Provision of allowance for expected credit losses	5	1,111
Writing off allowance for expected credit losses	-	(1,374)
Foreign exchange adjustment	(19)	(27)
Ending balance	$806	$716